Deferred Government Grants (Details)	12 Months Ended					0 Months Ended	12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Feb. 25, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2011 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2010 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2007 Grants for pandemic influenza vaccine CNY	Dec. 31, 2012 Grants for pandemic influenza vaccine CNY	Dec. 31, 2011 Grants for pandemic influenza vaccine CNY	Dec. 31, 2012 Grants for H1N1 USD ($)	Dec. 31, 2009 Grants for H1N1 CNY	Dec. 31, 2012 Grants for H1N1 CNY	Dec. 31, 2012 Grants for EV 71 vaccine research and development USD ($)	Dec. 31, 2012 Grants for EV 71 vaccine research and development CNY	Dec. 31, 2011 Grants for EV 71 vaccine research and development USD ($)	Dec. 31, 2012 Grant for development of 13-valent pneumococcal conjugate vaccine USD ($)	Dec. 31, 2012 Grant for development of 13-valent pneumococcal conjugate vaccine CNY
Classification of deferred government grants
Deferred government grants							$ 216,058		$ 2,037,701	$ 2,277,428			12,695,082	14,495,147	$ 912,238		5,683,333
Government grants received	936,486	5,908,100	893,149	5,781,800								20,000,000				6,200,000		571,915	3,608,100	433,380	364,570	2,300,000
Number of deferred government grants	2	2
Current Portion	431,097		719,081						288,930				1,800,065		142,167		885,714
Non- Current Portion	4,068,602		3,388,913						1,748,771				10,895,017		770,071		4,797,619
Portion of grant recorded as a reduction to depreciation expense									285,326	278,067	265,547				81,896
Portion of research and development expense recorded as a reduction in research and development expense	125,222	790,000	686,258		43,278
Interest subsidy received by the entity for Changping facility construction project, recorded as a reduction to interest capitalized	1,458,280	9,200,000	699,776
Loan received	$ 16,787,057		$ 11,391,836		$ 19,989,083	6,000,000	$ 963,082	6,000,000
Current interest rate (as a percent)							0.36%	0.36%
Effective interest rate used to calculate fair value differential (as a percent)							6.90%	6.90%